Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable consists of the following:

	March 31, 2018	December 31, 2017
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$398	$397
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	53	65
Revolving Credit Facility, unsecured, unused portion of $500, due April 2022 with interest payable quarterly at LIBOR + 1.40% (3.12% at March 31, 2018)	295	295
Other	2	2
	$748	$759

Notes payable consists of the following:

	December 31,
	2017	2016
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$397	$397
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	65	291
Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	—	300
Revolving Credit Facility, unsecured, unused portion of $500 at December 31, 2017, due April 2022 with interest payable monthly at LIBOR + 1.40% (2.76% at December 31, 2017)	295	(3)
Other	2	2
	$759	$987

Schedule of Principal Maturities of Notes Payable

Gross principal maturities of notes payable at March 31, 2018 are as follows (in millions):
2018 (remaining)	$54
2019	—
2020	1
2021	—
2022	700
Thereafter	—
$755

Gross principal maturities of notes payable at December 31, 2017 are as follows (in millions):
2018	$66
2019	—
2020	1
2021	—
2022	700
Thereafter	—
$767